Schedule of the Aggregate Amounts of Payments on Long-Term Debt, Excluding Affiliate Debt (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Equity Method Investments And Cost Method Investments [Abstract]
2014		$ 2.8
2015		0
2016		0
2017		7.6
2018		0
Thereafter		0
Notes Payable	$ 207.5	$ 10.4	$ 16.0